Subsequent Events (Details) - Subsequent Events	Oct. 10, 2024 shares	Feb. 22, 2024
Common Stock
Subsequent Event [Line Items]
Reverse stock split conversion ratio		0.05
Securities Purchase Agreement | Institutional and Accredited Investors | October 2024 Private Placement | Series A Warrants
Subsequent Event [Line Items]
Warrants cancelled	1,809,955
Securities Purchase Agreement | Institutional and Accredited Investors | October 2024 Private Placement | Series B Warrants
Subsequent Event [Line Items]
Warrants cancelled	1,809,955